Share-Based Compensation and US Foods Common Stock Issuances - Weighted-Average Assumptions for Options Granted (Parenthetical) (Detail)	12 Months Ended
	Jan. 02, 2016	Dec. 28, 2013
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, term	10 years	10 years